UNAUDITED CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY - USD ($)		Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance – July 23, 2024 (inception) at Jul. 22, 2024
Beginning balance, shares at Jul. 22, 2024
Net income				(42,564)	(42,564)
Balance – January 31, 2025 at Jan. 31, 2025		$ 307	29,041	(42,564)	(13,216)
Ending balance, shares at Jan. 31, 2025	[1]	3,075,000
Net income				(19,553)	(19,553)
Balance – January 31, 2025 at Apr. 30, 2025		$ 307	29,041	(62,117)	(32,769)
Ending balance, shares at Apr. 30, 2025	[1]	3,075,000
Issuance of Private Placement Units		$ 30	2,987,470		2,987,500
Issuance of Private Placement Units, shares	[1]	298,750
Issuance of Public Rights net of issuance costs			1,337,837		1,337,837
Issuance of representative shares			247,556		247,556
Remeasurement of carrying value to redemption value			(4,504,618)		(4,504,618)
Net income				307,410	307,410
Balance – January 31, 2025 at Jul. 31, 2025		$ 337	$ 97,286	$ 245,293	$ 342,916
Ending balance, shares at Jul. 31, 2025	[1]	3,373,750

[1]	Includes an aggregate of up to 375,000 ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriters (see Note 5).